Pension Benefits - Summary of Movements in the present value of the plan assets (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure In Tabular Form Of Changes In Net Defined Benefit Plan Assets At Fair Value [Line Items]
Fair value of plan assets at beginning of year	$ 1,225.5	$ 1,334.2
Actual return (net of investment management expenses)	(75.4)	(46.5)
Administration expenses	(1.5)	(1.5)
Employer contributions	16.5	18.4
Benefits paid	(84.2)	(79.1)
Fair value of plan assets at end of the year,	$ 1,080.9	$ 1,225.5